Share-Based Compensation - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to all nonvested awards	$ 22.6
Unrecognized compensation cost is expected to be recognized over a weighted-average period	1 year 9 months 18 days
SARs and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SAR's and stock options expiration period	10 years
Restricted Shares and Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Shares and Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Market Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Performance Conditions One Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of restricted stock units issued on second anniversary	50.00%
Percentage of restricted stock units issued on third anniversary	50.00%
Performance Conditions Two Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of restricted stock units issued on third anniversary	100.00%